Fair Value Measurements, Quantitative Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Appraisal of collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate (in hundredths)	(8.00%)
Minimum [Member] | Appraisal of collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate (in hundredths)	0.00%
Maximum [Member] | Appraisal of collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate (in hundredths)	(58.00%)
Weighted Average [Member] | Appraisal of collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate (in hundredths)	(18.00%)
Impaired loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets	588
Valuation Processes, Description	Appraisal adjustments	[1]
Impaired loans [Member] | Appraisal of collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Processes, Description	Appraisal of collateral	[2]
Impaired loans [Member] | Liquidation expenses [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Processes, Description	Liquidation expenses	[1]
Impaired loans [Member] | Weighted Average [Member] | Liquidation expenses [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate (in hundredths)	(8.00%)
Other real estate owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets	170
Valuation Processes, Description	Appraisal of collateral	[2],[3]
Other real estate owned [Member] | Liquidation expenses [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Processes, Description	Liquidation expenses	[1]
Other real estate owned [Member] | Weighted Average [Member] | Liquidation expenses [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate (in hundredths)	(8.00%)

[1]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percentage of the appraisal.
[2]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are identifiable.
[3]	Includes qualitative adjustments by management and estimated liquidation expenses.